Basis of Preparation/impact of changes in accounting principles - Basis of Preparation (Detail: Text Values)	3 Months Ended	6 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)
Application of the EU carve out version of IAS 39 [Abstract]
Positive impact on net revenues		€ 77,000,000
Positive impact on profit before tax		77,000,000
Positive impact on profit after tax		47,000,000
Calculation impact on equity on the balance sheet		€ 47,000,000
Calculation impact on CET capital ratio (in bps)		1
Calculation impact on Leverage ratio, less than (in bps)		1
Interest expense reduction due to adjusted methology to estimate contractual Cash Flows from Collateralized Loan Obligations		€ 60,000,000
Reduction of net pension liability for the German pension plans:		272,000,000
from		1,355,000,000
to		1,083,000,000
Benefit in Compensation and Benefits due to changed estimations of the service period for certain compensation awards		€ 110,000,000
Positive result impact for Investment Bank if new framework had been in place	€ 90,000,000		€ 140,000,000
Positive result impact for Capital Release Unit if new framework had been in place	20,000,000		30,000,000
Negative result impact for Corporate Bank if new framework had been in place	10,000,000		20,000,000
Negative result impact for Private Bank if new framework had been in place	10,000,000		30,000,000
Negative result impact for Corporate and Other if new framework had been in place	€ 90,000,000		€ 120,000,000
FTE realignment from infrastructure functions to C&O (in FTE)		11,600